Share-based Compensation (Narrative of Stock Option Activity) (Details)			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 2004 Option Plan [Member]	Dec. 31, 2011 2001 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Period			10 years
Requisite Service Period			4 years
Options outstanding, Number	1,230,938,429	1,317,679,526	1,088,806,018	142,132,411
Number of Shares Available for Grant			1,296,138,596